Employment and Compensation Arrangements - Assumptions (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employment and Compensation Arrangements
Vesting period	5 years
Weighted-average expected dividend yield		0.00%	0.00%	0.00%
Weighted-average expected volatility		19.87%	21.86%	27.50%
Weighted-average risk-free interest rate		2.43%	3.02%	2.53%
Expected life (in years)		7 years 3 months 18 days	8 years 6 months	9 years
Maximum
Employment and Compensation Arrangements
Vesting period	3 years
Contractual term	10 years
Expected volatility - Maximum		20.26%	23.05%	27.90%
Minimum
Employment and Compensation Arrangements
Vesting period	1 year
Contractual term	1 year
Expected volatility - Minimum		19.52%	21.00%	24.84%